Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	34 Months Ended	55 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000015708
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class I
C000244749
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Equity Income Fund - Class S
C000015712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class I
C000244750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Opportunity Fund - Class S
C000015709
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Enhanced Return Fund
C000244751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class I
C000200604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class F
C000015718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Core Bond Fund - Class S
C000015717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class I
C000200603
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Intermediate Bond Fund - Class F
C000015716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class I
C000200602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Inst Short Duration Bond Fund - Class F
C000229855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Core Plus Bond Fund
C000015715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Johnson Municipal Income Fund
Without Sales Load [Member] | C000015708
Average Annual Return [Line Items]
Average Annual Return, Percent		9.61%			7.51%		12.30%
Without Sales Load [Member] | C000244749
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%	10.98%
Without Sales Load [Member] | C000015712
Average Annual Return [Line Items]
Average Annual Return, Percent		15.39%			7.48%		10.34%
Without Sales Load [Member] | C000244750
Average Annual Return [Line Items]
Average Annual Return, Percent		15.10%	12.49%
Without Sales Load [Member] | C000015709
Average Annual Return [Line Items]
Average Annual Return, Percent		20.47%			10.69%		14.02%
Without Sales Load [Member] | C000244751
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%			(0.06%)		1.75%
Without Sales Load [Member] | C000200604
Average Annual Return [Line Items]
Average Annual Return, Percent		3.67%			(0.23%)	2.04%
Without Sales Load [Member] | C000015718
Average Annual Return [Line Items]
Average Annual Return, Percent		3.62%	5.13%
Without Sales Load [Member] | C000015717
Average Annual Return [Line Items]
Average Annual Return, Percent		3.27%			1.10%		2.12%
Without Sales Load [Member] | C000200603
Average Annual Return [Line Items]
Average Annual Return, Percent		3.14%			0.94%	2.38%
Without Sales Load [Member] | C000015716
Average Annual Return [Line Items]
Average Annual Return, Percent		3.37%			2.12%		2.12%
Without Sales Load [Member] | C000200602
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%			1.97%	2.32%
Without Sales Load [Member] | C000229855
Average Annual Return [Line Items]
Average Annual Return, Percent		3.84%		0.16%
Without Sales Load [Member] | C000015715
Average Annual Return [Line Items]
Average Annual Return, Percent		7.28%			0.85%		1.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%			13.41%		15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%	22.16%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.81%			12.30%		15.06%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.81%	21.91%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		22.32%			13.41%		15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%	2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%	5.15%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%	2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%		1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%			0.08%	2.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.15%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent		7.03%			1.05%		2.15%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		36.72%			8.30%		12.25%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		36.72%	20.70%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		3.14%			1.22%		1.92%
Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Bond Index
Average Annual Return, Percent		3.14%			1.22%	2.54%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent		3.21%			2.16%		2.03%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Average Annual Return, Percent		3.21%			2.16%	2.47%
Bloomberg Municipal AA TR Index Unhedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal AA Index
Average Annual Return, Percent		6.85%			0.99%		1.98%